Label	Element	Value
Global X Funds | Global X MSCI SuperDividend Emerging Markets ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI SuperDividend® Emerging Markets ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X FUNDS
(the “Trust”)

Global X MSCI SuperDividend® Emerging Markets ETF (SDEM) (the “Fund”)

SUPPLEMENT DATED APRIL 22, 2022
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2022, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus.

Strategy [Heading]	rr_StrategyHeading	1. The following sentence is added at the end of the first paragraph in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES”:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
Risk [Heading]	rr_RiskHeading	2. The risk factor titled "Securities Lending Risk" is hereby added to the section of the Fund's Summary Prospectus and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS”:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase replacement securities in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral the Fund receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.
Supplement Closing [Text Block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X MSCI SuperDividend Emerging Markets ETF | Global X MSCI SuperDividend Emerging Markets ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SDEM